CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance, beginning of period	$ 7,653.5
Capitalized interest	48.3	$ 49.1
Balance, end of period	7,617.7	7,653.5
Assets under construction	791.6	749.0
Assets not being depreciated	$ 1,824.8	$ 1,842.2
Capitalized interest, weighted average borrowing rate	5.78%	5.20%
Right of use assets	$ 54.2	$ 76.2
Right-of-use assets for lease arrangements entered	10.2	$ 16.1
Depreciation for leased right-of-use assets	32.2
Chulbatkan license
Property, plant and equipment
Additions	$ 457.3
Peak Gold, LLC
Property, plant and equipment
Ownership interest in subsidiary (as a percentage)	70.00%	70.00%
Cost
Property, plant and equipment
Balance, beginning of period	$ 20,791.5	$ 19,269.0
Additions	964.8	1,090.9
Acquisitions		465.4
Capitalized interest	48.3	49.1
Disposals	(59.6)	(83.0)
Derecognition	(148.5)
Other	5.9	0.1
Balance, end of period	21,602.4	20,791.5
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(13,138.0)	(12,929.0)
Depreciation, depletion and amortization	(993.9)	(970.2)
Reversals of impairment charges		689.0
Disposals	48.8	73.8
Derecognition	99.2
Other	(0.8)	(1.6)
Balance, end of period	(13,984.7)	(13,138.0)
IFRS 16
Property, plant and equipment
Right-of-use assets for lease arrangements entered		38.2
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period	3,718.7
Balance, end of period	3,638.2	3,718.7
Assets under construction	399.9	540.8
Assets not being depreciated	646.5	769.9
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period	10,190.0	9,715.0
Additions	501.2	535.5
Acquisitions		8.2
Capitalized interest	25.0	22.8
Disposals	(59.6)	(82.9)
Derecognition	(134.4)
Other	2.3	(8.6)
Balance, end of period	10,524.5	10,190.0
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(6,471.3)	(6,114.1)
Depreciation, depletion and amortization	(556.2)	(589.9)
Reversals of impairment charges		160.5
Disposals	48.8	73.8
Derecognition	90.8
Other	1.6	(1.6)
Balance, end of period	(6,886.3)	(6,471.3)
Development and operating properties
Property, plant and equipment
Balance, beginning of period	3,469.5
Balance, end of period	3,462.2	3,469.5
Assets under construction	326.5	189.1
Assets not being depreciated	661.0	607.0
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period	10,136.2	9,540.6
Additions	416.7	539.9
Acquisitions		15.4
Capitalized interest	19.8	25.5
Disposals	0.0
Derecognition	(14.1)
Other	2.0	14.8
Balance, end of period	10,560.6	10,136.2
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(6,666.7)	(6,814.9)
Depreciation, depletion and amortization	(437.7)	(380.3)
Reversals of impairment charges		528.5
Disposals	0.0
Derecognition	8.4
Other	(2.4)
Balance, end of period	(7,098.4)	(6,666.7)
Pre-development properties
Property, plant and equipment
Balance, beginning of period	465.3
Balance, end of period	517.3	465.3
Assets under construction	65.2	19.1
Assets not being depreciated	517.3	465.3
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period	465.3	13.4
Additions	46.9	15.5
Acquisitions		441.8
Capitalized interest	3.5	0.8
Disposals	0.0	(0.1)
Derecognition	0.0
Other	1.6	(6.1)
Balance, end of period	517.3	465.3
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	0.0
Depreciation, depletion and amortization	0.0
Disposals	0.0
Other	0.0
Balance, end of period	0.0	0.0
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period	526.1
Additions	2.4
Balance, end of period	603.6	526.1
Exploration and evaluation expenses, capitalised	75.1	38.4
Exploration and evaluation expenses	52.2	$ 19.1
Transferred to capitalized development	311.9
Exploration and evaluation assets | Chirano
Property, plant and equipment
Reversals of impairment charges	$ (90.9)